Aug. 01, 2015

SUPPLEMENT DATED MAY 27, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “QS Batterymarch Financial Management, Inc.” and “QS Batterymarch” are replaced with “QS Investors, LLC” and “QS Investors,” respectively. All references to “UBS Global Asset Management (Americas) Inc.” and “UBS Global AM” are replaced with “UBS Asset Management (Americas) Inc.” and “UBS AM,” respectively.